Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Feb. 28, 2015	Jan. 31, 2015	Dec. 23, 2014	Oct. 08, 2014
Related Party Transaction [Line Items]
Rent expense			$ 27,000
January 2015 Convertible Notes
Related Party Transaction [Line Items]
Convertible promissory note							$ 3,000,000
Unpaid principal and accrued interest converted into common stock shares						479,667
Director
Related Party Transaction [Line Items]
Rent expense		$ 24,000		$ 49,000
Sublease expiration date				Aug. 30, 2016
Management service agreement, fixed				$ 100,000	$ 100,000
Management service agreement, full time equivalents performing collaboration services				350,000	$ 350,000
Office space sublease monthly rent				$ 5,000
Araxes Pharma LLC
Related Party Transaction [Line Items]
Convertible promissory note									$ 2,000,000
Rent expense			$ 15,000
Sublease expiration date					Aug. 30, 2016
Agreement expiration date				Dec. 31, 2015	Dec. 31, 2015
Agreement termination notice period				30 days	30 days
Management Fee, Description				We have a management services agreement with Araxes under which Araxes pays us a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay us an amount equal to the number of full time equivalents, or FTE, performing collaboration services for Araxes, at an annual FTE rate of $350,000, plus actual expenses as reasonably incurred. The agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.	The Company has a management services agreement with Araxes under which Araxes pays the Company a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay the Company an amount equal to the number of full time equivalents (“FTE”) performing collaboration services for Araxes, at an FTE rate of $350,000, plus actual expenses as reasonably incurred. The agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.
Research and development services expense at full time equivalents rate					$ 400,000
Unpaid principal and accrued interest converted into common stock shares						326,443
Araxes Pharma LLC | Monthly
Related Party Transaction [Line Items]
Rent expense	$ 5,000				$ 5,000
Wellspring Biosciences LLC
Related Party Transaction [Line Items]
Agreement expiration date				Dec. 31, 2015
Agreement termination notice period				30 days
Research and development services expense at full time equivalents rate				$ 400,000
Certain Officers and Certain Officer's Related Parties | January 2015 Convertible Notes
Related Party Transaction [Line Items]
Convertible promissory note							$ 710,000
Araxes Asset Purchase Agreement
Related Party Transaction [Line Items]
Convertible promissory note								$ 500,000
Unpaid principal and accrued interest converted into common stock shares						80,293